SUBSIDIARY EQUITY OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about equity interests classified as liabilities [Table Text Block]
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2018	2017
Subsidiary preferred equity units	(a)	$1,622	$1,597
Limited-life funds and redeemable fund units	(b)	1,724	1,559
Subsidiary preferred shares and capital	(c)	530	505
Total		$3,876	$3,661

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2018	2017
Series 1	24,000,000	6.25%	US$	$562	$551
Series 2	24,000,000	6.50%	US$	537	529
Series 3	24,000,000	6.75%	US$	523	517
Total				$1,622	$1,597

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2018	2017
Brookfield Property Split Corp (“BOP Split”) senior preferred shares
Series 1	924,390	5.25%	US$	$23	$23
Series 2	699,165	5.75%	C$	13	14
Series 3	909,994	5.00%	C$	17	18
Series 4	940,486	5.20%	C$	17	19
BSREP II RH B LLC (“Manufactured Housing”) preferred capital	—	9.00%	US$	249	249
Rouse Series A preferred shares	5,600,000	5.00%	US$	142	142
Forest City Enterprises L.P. (“Forest City”) Preferred Capital	1,111,004	2.00%	US$	29	—
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares	10,000	5.00%	US$	40	40
Total				$530	$505